BUSINESS COMBINATION (Details 7) - Santa Ana Energetica And Topazio Energetica S A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The amounts of property, plant and equipment were adjusted by the difference between the fair value of the PP&E and their respective net carrying amounts, as per the technical valuation conducted by an independent appraiser for the groups of assets represented by improvements, constructions, vehicles, furniture and fixtures. The useful lives follow the periods disclosed in Note 11
Carrying Amount 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 201,657
Total	201,657
Fair Value Adjustments 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(68,835)
Total Fair Value 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 132,822
Intangible Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation
Fair Value Adjustments 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 328,437
Total	259,602
Total Fair Value 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	328,437
Total	R$ 461,259